Intangible assets - Discount rates and terminal growth rates (Details)	Dec. 31, 2025
Banking | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.40%
Growth rate used to extrapolate cash flow projections	0.00%
Banking | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	15.60%
Growth rate used to extrapolate cash flow projections	2.00%
Credit card | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.00%
Growth rate used to extrapolate cash flow projections	1.00%
Credit card | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	15.30%
Growth rate used to extrapolate cash flow projections	2.00%
Others
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Others | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.10%
Others | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.20%
Life insurance [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	2.78%
Life insurance [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.30%